Sigificant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Schedule of assets and liabilities measured at fair value
	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2020	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities, available-for-sale	$1,989,823	$1,989,823	$–	$–

	December 31,	Quoted Prices In Active Markets	Significant Other Observable Inputs	Significant Other Unobservable Inputs
Description	2019	(Level 1)	(Level 2)	(Level 3)
Assets:
Marketable securities, available-for-sale	$4,532,296	$4,532,296	$–	$–

Schedule of property plant and equipment
Useful life
Office equipment and furniture	5 years
Vehicles	5 years
Vessels	5 years

Schedule of translation exchange rate
	December 31, 2020	December 31, 2019
Year-end RMB:US$ exchange rate	7.0682	7.1363
Year average RMB:US$ exchange rate	7.0324	6.8609
Year-end HK$:US$ exchange rate	7.7502	7.7872
Year average HK$:US$ exchange rate	7.8000	7.8000

Schedule of reconciliation of basic and diluted net loss per share
	Years Ended December 31,
	2020	2019
Net loss for basic and diluted attributable to common shareholders	$(6,719,447)	$(27,087,097)
From continuing operations	(6,719,447)	(2,136,011)
From discontinued operations	$-	$(24,951,086)

Weighted average common stock outstanding
- Basic	107,723,188	188,332,818
- Diluted	108,071,277	188,332,818

Net loss per share of common stock
From continuing operations – basic	$(0.06)	$(0.01)
From discontinued operations – basic	0.00	(0.13)
Net loss per common share - basic	$(0.06)	$(0.14)

Net loss per share of common stock
From continuing operations – diluted	$(0.06)	$(0.01)
From discontinued operations – diluted	0.00	(0.13)
Net loss per common share - diluted	$(0.06)	$(0.14)